Related Party Transactions - Schedule of Transaction and Balance Amount Due to/from Related Parties (Parenthetical) (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2018 CNY (¥)
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			¥ 13,000,000.0
Amounts due from related parties			383,594,360	[1]		¥ 278,155,878	[1]		$ 58,788,408
Increase (Decrease) in Due from Related Parties			105,438,482		$ 16,159,154	278,155,878
Series B1 Shareholder
Related Party Transaction [Line Items]
Voting power percentage								1.50%
Advertising and Marketing Service Provided to Related Party
Related Party Transaction [Line Items]
Amounts due from related parties			368,500,000			262,600,000
Increase (Decrease) in Due from Related Parties			160,000,000			262,600,000
Service fee charged to related parties	[1]		250,874,596			473,215,790		¥ 17,447,475
Prepayment of service fee			15,100,000			15,600,000
Advertising and Marketing Service Provided to Related Party | Series B1 Shareholder
Related Party Transaction [Line Items]
Service fee charged to related parties										¥ 12,900,000
Advertising and Marketing Service Provided to Related Party | Subsequent Event
Related Party Transaction [Line Items]
Increase (Decrease) in Due from Related Parties		¥ 102,600,000
Advertising and Marketing Service Provided to Related Party | Founder of the Company
Related Party Transaction [Line Items]
Service fee charged to related parties			250,900,000			473,200,000		4,500,000
Advertisement Costs Charged from a Related Party
Related Party Transaction [Line Items]
Prepayment of service fee	[2]		29,206,380			35,605,180
Gaming Cost Sharing Charged from a Related Party
Related Party Transaction [Line Items]
Prepayment of service fee	[3]		¥ 1,844,720			¥ 6,806,424
Cooperation Agreement | Series B1 Shareholder
Related Party Transaction [Line Items]
Voting power percentage										1.50%
Prepayment of service fee								¥ 31.5
Period of payment of service fee								3 years
Total service fee								¥ 15,800,000
iCloud Server and Other Service Fee Charged from Related Party
Related Party Transaction [Line Items]
Prepayment of service fee	[4]							¥ 13,875,839
iCloud Server and Other Service Fee Charged from Related Party | Series B1 Shareholder
Related Party Transaction [Line Items]
Voting power percentage										1.50%

[1]	For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018). For the year ended December 31, 2019 and 2020, the service fee of RMB473.2 million and RMB250.9 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2020, the amounts due from related parties is comprised of RMB368.5 million which pertains to accounts receivable from related parties revenues generated, whereas the remaining RMB15.1 million is a fee that the Company prepaid to a related party to place advertisements on behalf of their customers on the related party platform; the balance are settled and recorded as cost of revenues (see (5) below) as the advertisement services are provided. These balances were RMB262.6 million and RMB15.6 million, respectively, as of December 31, 2019. Out of the accounts receivable from related parties of RMB262.2 million as of December 31, 2019, a total of RMB160 million of the balances have been collected as of December 31, 2020; the remaining RMB102.2 million was collected during the first quarter of 2021. Although the receivables of RMB102.2 million were settled after the due date, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk. For the revenue recognized in 2020, payments have not been received as the balances as of December 31, 2020 are still within the nine to twelve months payment terms and expect to be settled within the payment terms.
[2]	In 2019 the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB35.6 million and RMB29.2 million for the years ended December 31, 2019 and 2020, respectively.
[3]	In 2019 the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee represents the amount paid to the game developing company in relation to the arrangement, and amounted to RMB6.8 million and RMB1.8 million for the years ended December 31, 2019 and 2020, respectively.
[4]	The service fee mainly represented cloud server and short message service fees charged from Series B1 shareholder through September 2018. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.